Shareholder Report, Average Annual Return (Details) 190954_AAM Transformers ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	46 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
AAM Transformers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Transformers ETF NAV
Average Annual Return, Percent		53.81%	24.19%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		31.05%	19.61%
Pence Transformers Index Net Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pence Transformers Index Net Total Return
Average Annual Return, Percent		54.30%	24.76%